Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
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Trade and Other Receivables
7.	Trade and Other Receivables
Trade and other receivables as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Trade and other receivables, current	38,097	42,884
Loss allowance, current	(453)	(204)
Trade receivables, non-current	14	462
Loss allowance, non-current	(14)	(462)

Total trade and other receivables	37,644	42,680

For movement in the loss allowance for trade and other receivables, refer to Note 25 Financial Risk Management.